TRANSAMERICA FUNDS
Transamerica International Stock
Supplement to the Currently Effective Retail Prospectus and Summary Prospectus
* * *
Effective as of March 28, 2024, the following information will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectus concerning the fund.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	I	R6
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses	0.23%[1]	0.21%[1]	0.11%
Total annual fund operating expenses	1.18%	0.91%	0.81%
1 Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
Investors Should Retain this Supplement for Future Reference
March 28, 2024